INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2025 and December 31, 2024, intangible assets, net consisted of the following:

	June 30,	December 31,
	2025	2024
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(38,013)	(32,273)
Total intangible assets, net	26,787	32,527

Schedule of Amortization Amount of Intangible Asset

For the six months ended June 30, 2025 and 2024, amortization expenses amounted to $5,740 and $5,740 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset:

Year ending December 31,
2025 (remaining 6 months)	$5,740
2026	11,480
2027	9,567
Total	$26,787